Notes Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 29, 2015	Dec. 31, 2017	Dec. 31, 2016
Notes Payable (Textual)
Amortization discount			$ 7,281
Equity Line Purchase Agreements [Member]
Notes Payable (Textual)
Aggregate principal amount	$ 300,000
Maturity date	Apr. 15, 2016
Issuance of promissory notes, present value	$ 282,071
Interest rate	9.00%